Other (income) and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
InterestInOtherEntitiesAbstract [Abstract]
Revaluation of contingent consideration	$ 0	$ (580)
Other gains (losses)	$ 0	$ (580)